Schedule of revenue from collaboration agreements (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from collaboration agreements	£ 3,844,532	£ 1,978,659	£ 1,978,659